Shareholder Report, Holdings (Details)	Jun. 30, 2025
Azzad Ethical Fund | Cadence Design System [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Azzad Ethical Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Azzad Ethical Fund | Co Star Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Azzad Ethical Fund | Idexx Labs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Azzad Ethical Fund | Veeva Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Azzad Ethical Fund | H E I C O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Azzad Ethical Fund | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Azzad Ethical Fund | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Azzad Ethical Fund | Cloudfare [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Azzad Ethical Fund | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Azzad Ethical Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Azzad Ethical Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Azzad Ethical Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.77%
Azzad Ethical Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Azzad Ethical Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Azzad Ethical Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.73%
Azzad Ethical Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.52%
Azzad Ethical Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Azzad Ethical Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.98%
Azzad Wise Capital Fund | Mak Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Azzad Wise Capital Fund | T N B Global Ventures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Azzad Wise Capital Fund | Perusaahaan Penerbit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Azzad Wise Capital Fund | Axiata Spy 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Azzad Wise Capital Fund | Indonesia Govt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Azzad Wise Capital Fund | Wakala [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Azzad Wise Capital Fund | K S A Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Azzad Wise Capital Fund | Sharjah Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Azzad Wise Capital Fund | Esic Sukuk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Azzad Wise Capital Fund | Saudi Electricity Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Azzad Wise Capital Fund | Real Estate Invetment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
Azzad Wise Capital Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
Azzad Wise Capital Fund | Bank Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	18.16%
Azzad Wise Capital Fund | Trade Finance Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Azzad Wise Capital Fund | Bonds Sukuk [Member]
Holdings [Line Items]
Percent of Total Investments	71.56%